Tea Leaf Management Investment Trust

TeaLeaf Long/Short Deep Value Fund

Incorporated herein by reference is the definitive version of the prospectus for the TeaLeaf Long/Short Deep Value Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 14, 2014 (SEC Accession No. 0001162044-14-000532).